Other Long-Term Liabilities - Share-Based Compensation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation Of Changes In Liabilities From Share-Based Payment Transactions [Roll Forward]
Balance – beginning of year	$ 489	$ 160	$ 297
Share-based compensation expense (recovery)	804	514	(82)
Cash payment for stock options surrendered and PSUs vested	(79)	(48)	(39)
Transferred to common shares	(387)	(139)	(21)
Other	5	2	5
Balance – end of year	832	489	160
Less: current portion	559	329	119
Non-current liabilities from share-based payment arrangements	273	160	41
Certain Executives | Performance Share Units
Reconciliation Of Changes In Liabilities From Share-Based Payment Transactions [Roll Forward]
Balance – beginning of year	90	49
Balance – end of year	$ 127	$ 90	$ 49